UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Cornerstone Investment Partners
Address: 8097 Roswell Road, Building A
         Atlanta, GA  30350

Form 13F File Number: 028-11408

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Wayne Holbrook
Title:    Chief Compliance Officer
Phone:    770-685-7366

Signature, Place, and Date of Signing:

      /s/ Wayne Holbrook                Atlanta, GA               07/09/10
  ---------------------------          -------------          ----------------
          [Signature]                  [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:           89

Form 13F Information Table Value Total:  $ 1,903,194
                                         -----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                      Cornerstone Investment Partners, LLC
                                    FORM 13F
                                  June 30, 2010

                                                                                                           Voting Authority
                               Title of            Value    Shares/  Sh/ Put/ Invstmt    Other
         Name of Issuer        class      CUSIP   (x$1000)  Prn Amt  Prn Call Dscretn   Managers       Sole       Shared      None
------------------------------------------------------------------------------------------------------------------------------------
ACE Limited                    COM      H0023R105  85,956  1,669,701 SH       Sole                    1,459,481              210,220
Accenture Ltd.                 COM      G1151C101     589     15,235 SH       Sole                       15,235
Flextronics                    COM      Y2573F102  45,720  8,164,305 SH       Sole                    7,185,385              978,920
PartnerRe Ltd.                 COM      G6852T105  30,154    429,907 SH       Sole                      325,582              104,325
AGL Resources                  COM      001204106   2,987     83,390 SH       Sole                       17,200               66,190
AT&T Inc.                      COM      00206R102  72,855  3,011,793 SH       Sole                    2,649,833              361,960
Advance Auto Parts             COM      00751y106  63,591  1,267,265 SH       Sole                    1,116,155              151,110
Apple Computer Inc.            COM      037833100     870      3,460 SH       Sole                        2,060                1,400
BB&T Corp                      COM      054937107     210      7,965 SH       Sole                        7,965
BE Aerospace Inc.              COM      073302101     379     14,890 SH       Sole                        9,100                5,790
Bank of America Corp.          COM      060505104   4,452    309,812 SH       Sole                       52,953              256,859
Boeing Company                 COM      097023105     415      6,615 SH       Sole                        4,440                2,175
Bristol-Myers Squibb           COM      110122108  60,711  2,434,286 SH       Sole                    2,016,836              417,450
C.R. Bard Inc.                 COM      067383109   1,738     22,415 SH       Sole                        9,515               12,900
Capital One Financial          COM      14040H105  63,183  1,567,828 SH       Sole                    1,300,153              267,675
Chesapeake Energy Cor          COM      165167107   8,272    394,825 SH       Sole                      189,525              205,300
ChevronTexaco Corp             COM      166764100  50,386    742,496 SH       Sole                      606,596              135,900
Chubb Corp                     COM      171232101  88,827  1,776,187 SH       Sole                    1,565,772              210,415
Cisco Systems Inc.             COM      17275R102     213     10,000 SH       Sole                       10,000
Citigroup Inc                  COM      172967101     461    122,634 SH       Sole                       64,560               58,074
Coca-Cola Company              COM      191216100   7,019    140,042 SH       Sole                       29,889              110,153
ConAgra Foods Inc              COM      205887102   7,732    331,562 SH       Sole                      103,975              227,587
ConocoPhillips                 COM      20825C104  78,582  1,600,784 SH       Sole                    1,412,584              188,200
Dean Foods Co                  COM      242370104     808     80,200 SH       Sole                       39,830               40,370
Deluxe Corporation             COM      248019101     647     34,530 SH       Sole                       34,530
Duke Energy Corporation        COM      26441C105   1,306     81,605 SH       Sole                       80,605                1,000
E.I. DuPont de Nemour          COM      263534109     226      6,548 SH       Sole                        5,548                1,000
Eaton Corporation              COM      278058102   2,354     35,975 SH       Sole                       18,375               17,600
Eli Lilly & Co.                COM      532457108  80,482  2,402,457 SH       Sole                    2,112,812              289,645
Exelon Corp                    COM      30161N101  41,476  1,092,327 SH       Sole                      852,097              240,230
Exxon Mobil                    COM      30231G102     949     16,635 SH       Sole                       16,335                  300
Flowers Foods                  COM      343498101   1,536     62,887 SH       Sole                       21,490               41,397
Freeport Mc cl B               COM      35671D857   1,669     28,225 SH       Sole                        8,425               19,800
Gamestop                       COM      36467w109  77,983  4,150,251 SH       Sole                    3,636,076              514,175
Gannett Co. Inc.               COM      364730101     146     10,850 SH       Sole                       10,850
General Dynamics               COM      369550108  68,007  1,161,321 SH       Sole                    1,017,591              143,730
Goldman Sachs Group Inc        COM      38141G104   3,105     23,650 SH       Sole                          150               23,500
Google                         COM      38259p508  25,604     57,543 SH       Sole                       51,330                6,213
HCC Insurance Holdings         COM      404132102   3,945    159,325 SH       Sole                      126,126               33,199
Halliburton Company            COM      406216101     957     38,981 SH       Sole                       19,831               19,150
Harsco Corporation             COM      415864107   2,381    101,300 SH       Sole                       55,800               45,500
Hewlett-Packard Co             COM      428236103     263      6,069 SH       Sole                        5,569                  500
IBM Corp                       COM      459200101  71,718    580,810 SH       Sole                      532,880               47,930
ISHARES Russell 1000 Index     COM      464287622     743     13,000 SH       Sole                       13,000
ITT Industries Inc.            COM      450911102  71,776  1,597,857 SH       Sole                    1,401,011              196,846
Ingram Micro Inc.              COM      457153104     597     39,295 SH       Sole                       39,295
J P Morgan Chase               COM      46625H100   4,973    135,825 SH       Sole                       20,225              115,600
Johnson & Johnson              COM      478160104  75,791  1,283,295 SH       Sole                    1,148,059              135,236
KBR                            COM      48242W106   1,276     62,715 SH       Sole                       39,265               23,450
McDonalds Corporatio           COM      580135101   1,548     23,500 SH       Sole                        7,800               15,700
McGraw-Hill Companies          COM      580645109  46,164  1,640,512 SH       Sole                    1,428,108              212,404
Merck & Co. Inc.               COM      58933Y105  33,829    967,385 SH       Sole                      787,475              179,910
MetroPCS Communications Inc. C COM      591708102      82     10,000 SH       Sole                       10,000
Microsoft Corporation          COM      594918104  42,192  1,833,621 SH       Sole                    1,686,791              146,830
Morgan Stanley                 COM      617446448  64,733  2,788,999 SH       Sole                    2,431,894              357,105
NII Holdings                   COM      62913f201   1,651     50,770 SH       Sole                       16,970               33,800
Nike Inc cl B                  COM      654106103     240      3,550 SH       Sole                        3,550
Nucor Corporation              COM      670346105   3,672     95,920 SH       Sole                       30,820               65,100
Old Republic Intl              COM      680223104     652     53,736 SH       Sole                       53,736
Oracle Corporation             COM      68389X105  85,928  4,004,092 SH       Sole                    3,546,532              457,560
PETsMART Inc.                  COM      716768106   1,023     33,902 SH       Sole                       14,060               19,842
Pfizer Inc.                    COM      717081103  38,472  2,697,871 SH       Sole                    2,345,542              352,329
Philip Morris Intl Inc         COM      718172109   4,788    104,442 SH       Sole                       43,440               61,002
Polaris Industries In          COM      731068102     474      8,670 SH       Sole                        8,670
Raytheon Company               COM      755111507   2,843     58,750 SH       Sole                       16,150               42,600
Selective Insurance G          COM      816300107     178     12,000 SH       Sole                       12,000
St. Jude Medical Inc           COM      790849103  65,098  1,803,779 SH       Sole                    1,609,269              194,510
State Street Corp              COM      857477103   5,560    164,385 SH       Sole                       77,285               87,100
Steel Dynamics Inc.            COM      858119100     132     10,000 SH       Sole                       10,000
SunTrust Banks Inc.            COM      867914103   1,273     54,630 SH       Sole                       54,630
Synovus Financial Cor          COM      87161C105     130     51,225 SH       Sole                       51,225
Sysco Corporation              COM      871829107   1,323     46,295 SH       Sole                       34,295               12,000
V.F. Corporation               COM      918204108  48,219    677,425 SH       Sole                      577,500               99,925
Valero Energy Corp.            COM      91913Y100   2,087    116,090 SH       Sole                        8,840              107,250
Vanguard Growth VIPERs         COM      922908736     285      5,855 SH       Sole                        5,855
Vanguard Value VIPERs          COM      922908744     279      6,243 SH       Sole                        6,163                   80
Verizon Communication          COM      92343V104   4,373    156,065 SH       Sole                       50,590              105,475
Wal-Mart Stores Inc.           COM      931142103  70,632  1,469,349 SH       Sole                    1,289,189              180,160
Western Digital CP             COM      958102105  37,720  1,250,673 SH       Sole                    1,069,933              180,740
Xerox Corporation              COM      984121103   2,338    290,808 SH       Sole                      138,470              152,338
BP PLC ADS                     ADR      055622104   4,190    145,085 SH       Sole                       62,085               83,000
Invesco Plc                    ADR      G491BT108     195     11,600 SH       Sole                       11,600
Nokia Corporation              ADR      654902204     166     20,360 SH       Sole                       19,860                  500
Norsk Hydro ASA                ADR      656531605     203     41,500 SH       Sole                       41,500
Royal Dutch Shell ADR A        ADR      780259206  47,944    954,684 SH       Sole                      918,779               35,905
Teva Pharmaceutical            ADR      881624209  65,572  1,261,247 SH       Sole                    1,166,192               95,055
American Funds- Growth Fnd of  MF       399874403     286     11,447 SH       Sole                       11,447
Hussman Strategic Growth Fund  MF       448108100     258     19,155 SH       Sole                       19,155
Vanguard Intermediate Term Bon MF       921937306     442     39,129 SH       Sole                       39,129